CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Deficit	Shares To Be Issued [Member]
Balance, shares at Dec. 31, 2018		10,563
Balance, amount at Dec. 31, 2018	$ (4,054,329)	$ 105,635,816	$ 0	$ 6,493,070	$ (10,801,801)	$ 243,839
Shares issued upon conversion of notes payable, shares		640,276,078
Shares issued upon conversion of notes payable, amount	959,290	$ 64,028		895,262
Issuance of Series A Preferred Stock, shares			4,127,776
Issuance of Series A Preferred Stock, amount	$ 590,129		$ 413	589,716
Shares issued for settlement of accounts payable to former officer, shares	640,276,078	11,428,571
Shares issued for settlement of accounts payable to former officer, amount	$ 30,857	$ 1,143		29,714
Shares issued for settlement of accounts payable, shares		541,912
Shares issued on conversion of accrued payroll to officers, shares		15,057,143
Shares issued on conversion of accrued payroll to officers, amount	40,654	$ 1,506		39,149
Gain on extinguishment of accrued payroll to officers recorded as contributed capital	12,046			12,046
Shares to be issued for financing cost	3,500					3,500
Shares to be issued for services, shares		2,500,000
Shares to be issued for services, amount	3,368	$ 250		2,750	0	0
Shares returned by former officer, shares		(455,918)	4,127,776
Warrants issued for notes amendment	36,533			36,533
Net loss	(1,400,098)					(1,400,098)
Balance, amount at Dec. 31, 2019	(3,777,345)	$ 77,088	$ 413	8,099,346	(12,201,899)	247,707
Balance, shares at Dec. 31, 2019		770,883,602	4,127,776
Net loss	(639,557)				(639,557)
Shares issued on conversion of notes payable, shares		378,872,550
Shares issued on conversion of notes payable, amount	121,308	$ 37,887		83,421
Balance, amount at Mar. 31, 2020	(4,543,301)	$ 114,975	$ 413	8,185,767	(12,841,456)
Balance, shares at Mar. 31, 2020		1,149,756,152	4,126,776
Balance, shares at Dec. 31, 2019		770,883,602	4,127,776
Balance, amount at Dec. 31, 2019	(3,777,345)	$ 77,088	$ 413	8,099,346	(12,201,899)	247,707
Shares issued upon conversion of notes payable, shares		422,572,017
Shares issued upon conversion of notes payable, amount	$ 320,074	$ 42,257		277,817
Shares issued for settlement of accounts payable to former officer, shares	1,956,922
Net loss	$ (4,553,777)				(4,553,777)
To reclassify shares to be issued to a liability	(247,707)					$ (247,707)
Shares issued to pay interest expense, shares		17,539,543
Shares issued to pay interest expense, amount	11,084	$ 1,754		9,330
Shares issued for services, shares		500,000
Shares issued for services, amount	150	$ 50		100
Balance, amount at Dec. 31, 2020	$ (8,247,521)	$ 121,149	$ 413	$ 8,386,593	$ (16,755,676)
Balance, shares at Dec. 31, 2020		1,211,495,162	4,126,776
Shares issued for settlement of accounts payable to former officer, shares	2,183,922
Net loss	$ 1,991,101
Balance, amount at Mar. 31, 2021	$ (6,144,655)